Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER RECEIVABLES.
Summary of Trade and Other Receivables, Net
	As of December 31,
	2019		2018
	Current	Non-current	Current	Non-current
Trade and Other Receivables, Gross	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, gross	566,919,977	313,574,385	527,649,947	60,527,843
Trade receivables, gross	500,040,783	191,966,929	457,053,617	2,046,845
Leasing accounts receivables, gross	13,158,795	117,873,340	6,791,579	55,651,630
Other receivables, gross	53,720,399	3,734,116	63,804,751	2,829,368

	As of December 31,
	2019		2018
	Current	Non-current	Current	Non-current
Trade and Other Receivables, Net	ThCh$	ThCh$	ThCh$	ThCh$
Trade and other receivables, net	511,455,330	313,574,385	478,170,067	60,527,843
Trade and other receivables, net	456,552,682	191,966,929	417,927,182	2,046,845
Leasing accounts receivables, net	11,121,878	117,873,340	6,101,812	55,651,630
Other receivables, net (1)	43,780,770	3,734,116	54,141,073	2,829,368
(1)	The details of Other Receivables, net is as follows:

	As of December 31,
	2019		2018
Other receivables, net	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Other receivables, net	43,780,770	3,734,116	54,141,073	2,829,368
Recoveries from insurance companies	2,011,406	—	18,805,057	—
Accounts receivable from employees	10,017,453	3,308,861	9,237,209	2,426,697
Advances to suppliers and creditors	19,864,669	415,787	19,236,907	402,671
Others	11,887,242	9,468	6,861,900	—

Disclosure of maturity analysis of finance lease payments receivable [text block]

	12-31-2019			12-31-2018
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	15,313,622	4,191,744	11,121,878	8,033,838	1,932,026	6,101,812
From one to two years	17,350,359	3,919,937	13,430,422	8,033,838	1,553,584	6,480,254
From two to three years	17,350,359	3,630,136	13,720,223	8,033,838	1,549,927	6,483,911
From three to four years	17,316,251	3,115,800	14,200,451	8,033,838	1,512,895	6,520,943
From four to five years	17,271,708	2,246,896	15,024,812	7,994,153	1,028,452	6,965,701
More than five years	65,391,395	3,893,963	61,497,432	31,901,489	2,700,668	29,200,821
Total	149,993,694	20,998,476	128,995,218	72,030,994	10,277,552	61,753,442

Summary of Balance of Past Due But Not Impaired Trade Receivables

Trade Receivables Past Due But Not Impaired (*)	As of December 31,
	2019	2018
	ThCh$	ThCh$
Less than three months	43,661,270	37,711,262
Between three and six months	6,462,265	3,916,489
Between six and twelve months	5,162,189	5,312,988
More than twelve months	10,668,714	11,328,175
Total	65,954,438	58,268,914

Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables

Current and
Non-current
Trade Receivables allowance for credit loss	ThCh$
Balance at December 31, 2017	43,874,059
Initial balance adjustment for IFRS 9	4,673,467
Amounts written off	(3,863,702)
Increase (decreases) for the year	4,783,072
Other movements	12,984
Balance at December 31, 2018	49,479,880
Increases (decreases) for the year (*)	10,047,000
Amounts written off	(4,067,201)
Foreign currency translation differences	4,968
Balance at December 31, 2019	55,464,647

(*)   See Note 31 for impairment of financial assets.